Related Party Transactions (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended								12 Months Ended
	Jan. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Accounts Payable [Member]	Dec. 31, 2012 Directors and Officers [Member]	Dec. 31, 2011 Directors and Officers [Member]	Dec. 31, 2012 Officer [Member] Residential Lease [Member]	Dec. 31, 2012 Officer [Member] Utilities [Member]	Dec. 31, 2012 Officer [Member] Expenses [Member]	Dec. 31, 2012 Officer/Director [Member]	Dec. 31, 2012 Residential Lease [Member] Officer [Member]
Shares issued for compensation	900,000	600,000		900,000	600,000
Related Party Transaction, Amounts of Transaction			$ 239,469					$ 8,700		$ 9,000
Related Party Transaction, Due to Related Party									39,200
Repayments to Related Party						16,498	8,482	12,844
Stock issued during period settlement of debt			767,500
Accounts Payable, Related Parties			417,500
Shares unissued			$ 173,205